Other income	12 Months Ended
Dec. 31, 2022
Other income.
Other income

19.         Other Income

Other income consists of the following:

	For the Years Ended December 31,
	2022	2021	2020
Government grants	5,996,537	3,319,871	3,329,009
Others	1,155,918	156,000	9,779
Total other income	7,152,455	3,475,871	3,338,788